Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Abstract]
Number of reportable segment (in Segment) | Segment	1
Cash | $	$ 307,699	$ 170,557
Tax benefit percentage	50.00%